Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing. The HCC Committee approves an annual LTI program for senior officers, including each of the NEOs, at its first regular quarterly meeting of each year (typically held in February). As described under “Long-Term Incentives” above, awards granted under our annual LTI program consist of a mix of full-value awards (PBRSUs and RSUs); the Company does not grant stock options. The HCC Committee does not consider the timing of the release of material nonpublic information when determining the timing of LTI awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The HCC Committee does not consider the timing of the release of material nonpublic information when determining the timing of LTI awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false